Unaudited condensed consolidated interim statements of profit or loss - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025
Statement of profit or loss and other comprehensive income [abstract]
Product net sales		$ 2,813	$ 1,739
Other operating income		41	36
Total operating income		2,854	1,775
Cost of sales		(266)	(192)
Research and development expenses	[1]	(929)	(642)
Selling, general and administrative expenses		(772)	(601)
Total operating expenses		(1,967)	(1,435)
Operating profit		887	340	[2]
Financial income		92	76
Financial expense		(2)	(2)
Exchange (losses)/gains		(19)	76
Profit for the period before taxes		958	489
Income tax expense		(119)	(74)
Profit for the period		838	415
Profit for the period attributable to:
Owners of the parent		$ 838	$ 415
Weighted average number of shares used for basic profit per share (in shares)		62,185,445	61,034,202
Basic profit per share (in USD per share)		$ 13.47	$ 6.80
Weighted average number of shares used for diluted profit per share (in shares)		64,409,488	65,653,007
Diluted profit per share (in USD per share)		$ 13.00	$ 6.32

[1]	Comparative figures have been presented to be consistent with the one adopted in the current period with respect to the combination of research and development expenses and loss from investment in a joint venture.

[2]	Comparative figures have been presented to be consistent with the one adopted in the current period